Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.72%
Alabama: 0.88%
Utilities revenue: 0.88%
Black Belt Energy Gas District Series Eøø	5.00%	12-1-2055	$2,750,000	$2,963,911
California: 94.06%
Airport revenue: 7.63%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2027	450,000	462,074
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	6-30-2028	390,000	405,410
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2029	3,815,000	3,954,021
City of Los Angeles Department of Airports Series B AMT	5.00	5-15-2026	2,500,000	2,535,851
City of Los Angeles Department of Airports Series C AMT	5.00	5-15-2028	2,000,000	2,114,245
City of Los Angeles Department of Airports Series D AMT	5.00	5-15-2028	2,705,000	2,859,516
City of Palm Springs Passenger Facility Charge Revenue AMT (BAM Insured)	5.00	6-1-2027	1,205,000	1,212,872
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2031	740,000	813,643
County of Sacramento Airport System Revenue Series A AMT	5.00	7-1-2032	875,000	968,875
Port of Los Angeles Series A-1 AMT	5.00	8-1-2033	520,000	588,619
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2027	750,000	773,381
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2028	1,000,000	1,056,508
San Diego County Regional Airport Authority Series C AMT	5.00	7-1-2029	1,000,000	1,070,934
San Francisco City & County Airport Commission San Francisco International Airport Series B (Barclays Bank plc LOC)ø	1.65	5-1-2058	2,000,000	2,000,000
San Francisco City & County Airport Commission San Francisco International Airport Series C AMT	5.00	5-1-2028	4,600,000	4,839,059
				25,655,008
Education revenue: 8.83%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2026	325,000	328,214
California Infrastructure & Economic Development Bank Colburn School (SIFMA Municipal Swap+0.90%)±	3.79	8-1-2072	5,000,000	4,970,905
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2027	790,000	819,860
California Municipal Finance Authority California Baptist University Series A144A	5.00	11-1-2035	960,000	1,011,069
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2033	250,000	251,430
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2035	350,000	346,226
California Municipal Finance Authority Lutheran University	5.00	10-1-2025	275,000	275,000
California Municipal Finance Authority Lutheran University	5.00	10-1-2026	300,000	305,345
California Municipal Finance Authority Palmdale Aerospace Academy, Inc. Series A144A	3.88	7-1-2028	605,000	590,147
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	2.13	8-1-2031	500,000	449,903
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2027	420,000	423,255
California School Finance Authority Classical Academy Obligated Group Series A144A	3.00	10-1-2031	375,000	360,192
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Granada Hills Charter High School Obligated Group Series A144A	4.00%	7-1-2029	$410,000	$417,550
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2026	420,000	424,299
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2027	440,000	451,246
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2028	465,000	483,274
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2029	485,000	509,947
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2030	510,000	535,258
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2031	535,000	559,113
California School Finance Authority Hawking STEAM Charter Schools, Inc.144A	5.00	7-1-2032	565,000	587,718
California School Finance Authority Magnolia Educational & Research Foundation144A	4.40	12-1-2026	1,450,000	1,456,506
California School Finance Authority Magnolia Public Schools Obligated Group Series A144A	4.25	7-1-2035	830,000	832,689
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2026	120,000	119,731
California State University Series B-2øø	0.55	11-1-2049	8,625,000	8,408,694
California State University Series B-3øø	3.13	11-1-2051	1,500,000	1,501,342
California Statewide CDA CHF - Irvine LLC Series A	5.00	5-15-2032	2,055,000	2,116,849
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2029	360,000	378,582
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2031	415,000	434,384
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2033	325,000	335,566
				29,684,294
GO revenue: 5.51%
Carlsbad Unified School District Series B	3.00	8-1-2031	300,000	304,398
Carlsbad Unified School District Series B	3.00	8-1-2032	350,000	352,073
Carlsbad Unified School District Series B	3.00	8-1-2034	300,000	295,237
Carlsbad Unified School District Series B	3.00	8-1-2035	250,000	240,781
Carlsbad Unified School District Series B	3.00	8-1-2036	350,000	332,332
El Rancho Unified School District BAN CAB¤	0.00	8-1-2028	2,000,000	1,857,585
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2033	225,000	222,404
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2034	375,000	367,285
Local Public Schools Funding Authority School Improvement District No. 2016-1 Series B (AG Insured)	3.00	8-1-2035	520,000	496,860
Parlier Unified School District BAN	4.00	2-1-2029	2,000,000	2,035,325
Peralta Community College District	5.00	8-1-2034	3,200,000	3,817,170
Pittsburg Unified School District (AG Insured)	4.00	8-1-2031	150,000	156,782
Pittsburg Unified School District (AG Insured)	4.00	8-1-2032	250,000	260,032
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2030	150,000	160,803
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2031	200,000	212,930
See accompanying notes to portfolio of investments
2 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Sacramento City Unified School District Series G (AG Insured)	4.00%	8-1-2032	$200,000	$211,369
Sacramento City Unified School District Series G (AG Insured)	4.00	8-1-2033	200,000	209,998
San Bernardino City Unified School District Series A (AG Insured)	1.25	8-1-2029	435,000	398,807
San Gorgonio Memorial Health Care District	4.00	8-1-2027	1,090,000	1,071,559
San Gorgonio Memorial Health Care District	4.00	8-1-2030	580,000	554,862
Sierra Kings Health Care District	5.00	8-1-2032	1,240,000	1,241,108
State of California	5.00	3-1-2035	500,000	585,891
Stockton Unified School District Series A (BAM Insured)	5.00	8-1-2032	900,000	1,056,021
Tender Option Bond Trust Receipts/Certificates Series 2025-XF8079 (Bank of America N.A. LIQ)144Aø	3.30	8-1-2052	2,065,000	2,065,000
				18,506,612
Health revenue: 15.05%
California HFFA Adventist Health System/West Obligated Group Series A	5.00	12-1-2028	900,000	952,893
California HFFA Adventist Health System/West Obligated Group Series Aøø	5.00	3-1-2040	4,000,000	4,168,469
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2025	675,000	677,085
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series A	3.85	11-15-2027	2,600,000	2,600,669
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2028	400,000	398,233
California HFFA On Lok Senior Health Services Obligated Group	3.00	8-1-2030	210,000	208,113
California HFFA Providence St. Joseph Health Obligated Group Series B-3øø	2.00	10-1-2036	4,000,000	4,000,000
California HFFA Providence St. Joseph Health Obligated Group Series Cøø	5.00	10-1-2050	4,000,000	4,370,855
California HFFA Scripps Health Obligated Group Series B-2øø	5.00	11-15-2061	1,200,000	1,348,842
California HFFA Stanford Health Care Obligated Group Series B	5.00	8-15-2035	2,000,000	2,402,058
California Municipal Finance Authority Aldersly Series B-1	4.00	11-15-2028	595,000	599,519
California Municipal Finance Authority Aldersly Series B-2	3.75	11-15-2028	2,990,000	2,990,875
California Municipal Finance Authority Carmel Valley Manor Obligated Group	5.00	5-15-2026	185,000	187,941
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	5.00	2-1-2027	1,000,000	1,022,703
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2027	1,750,000	1,804,557
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2029	400,000	410,455
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2032	1,155,000	1,255,548
California Municipal Finance Authority Healthright 360 Series A144A	5.00	11-1-2029	810,000	828,448
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2030	790,000	842,150
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2033	890,000	938,977
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2030	195,000	209,652
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2031	210,000	228,278
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2032	310,000	338,928
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2033	490,000	537,648
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California Municipal Finance Authority PRS Obligated Group Series A	5.00%	4-1-2034	$410,000	$450,516
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2030	1,165,000	1,184,732
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2033	500,000	506,582
California PFA Henry Mayo Newhall Hospital Obligated Group Series A	4.00	10-15-2028	360,000	367,886
California PFA Henry Mayo Newhall Hospital Obligated Group Series Bøø	4.00	10-15-2051	690,000	674,724
California PFA PIH Health, Inc. Obligated Group Series A	5.00	6-1-2033	1,655,000	1,845,389
California Statewide CDA CommonSpirit Health Obligated Group Series F (AG Insured)€	4.00	7-1-2040	1,000,000	1,000,000
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2028	755,000	798,948
California Statewide CDA Emanate Health Obligated Group Series A	5.00	4-1-2029	795,000	858,228
California Statewide CDA Hebrew Home for Aged Disabled	5.00	11-1-2030	900,000	925,385
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2026	720,000	720,000
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2027	1,000,000	1,000,000
California Statewide CDA HumanGood California Obligated Group	5.00	10-1-2028	1,125,000	1,125,000
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2026	250,000	254,068
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2027	300,000	309,651
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A144A	5.00	12-1-2028	250,000	258,117
California Statewide CDA Odd Fellows Home Series A	5.00	4-1-2026	275,000	278,281
Palomar Health Obligated Group COP	5.00	11-1-2025	330,000	329,684
Regents of the University of California Medical Center Pooled Revenue Series B1ø	3.00	5-15-2032	1,700,000	1,700,000
Sierra View Local Health Care District	5.00	7-1-2027	630,000	651,274
Sierra View Local Health Care District	5.00	7-1-2029	630,000	673,427
Washington Township Health Care District Series A	4.00	7-1-2033	275,000	279,111
Washington Township Health Care District Series A	5.00	7-1-2029	350,000	374,085
Washington Township Health Care District Series A	5.00	7-1-2030	300,000	325,519
Washington Township Health Care District Series A	5.00	7-1-2031	325,000	350,515
				50,564,018
Housing revenue: 15.77%
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2029	200,000	212,174
California Enterprise Development Authority Provident Group-SDSU Properties LLC Series A	5.00	8-1-2030	325,000	348,808
California Housing Finance Agency Del Sur Family Housing LP Series Vøø	5.00	5-1-2054	500,000	508,192
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	4,489,776	4,580,872
California Housing Finance Agency Class A Series 2021-1	3.50	11-20-2035	2,790,074	2,724,702
California Housing Finance Agency Series A (FHA Insured)	3.90	2-1-2033	500,000	514,582
California Housing Finance Agency Series A (FHA Insured)	3.95	8-1-2033	450,000	463,117
California Housing Finance Agency Series A (FHA Insured)	4.00	2-1-2034	565,000	584,357
California Housing Finance Agency Series A (FHA Insured)	4.05	8-1-2034	365,000	377,108
California Housing Finance Agency Series A (FHA Insured)	4.10	2-1-2035	620,000	639,312
California Housing Finance Agency Series A (FHA Insured)	4.15	8-1-2035	350,000	360,752
See accompanying notes to portfolio of investments
4 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority CHF - Davis I LLC	5.00%	5-15-2027	$2,000,000	$2,064,064
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2032	700,000	730,490
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2029	400,000	430,531
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2030	450,000	492,279
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	5.00	5-15-2031	400,000	442,681
California Municipal Finance Authority Placer 712 LP Series A (Department of Housing and Urban Development Insured)øø	3.20	9-1-2045	1,250,000	1,251,653
California Municipal Finance Authority PSI Rehab LP Series A-2øø	3.00	8-1-2029	1,000,000	1,002,181
California Municipal Finance Authority San Jose South 1st Street Associates LP Series A-2øø	3.45	12-1-2029	4,400,000	4,467,768
California Municipal Finance Authority Series A-1øø	3.15	8-1-2059	1,500,000	1,507,247
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2031	175,000	179,741
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2026	275,000	280,023
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2027	290,000	301,082
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2028	200,000	210,875
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2029	210,000	224,481
California Municipal Finance Authority Southwestern Law School	5.00	11-1-2030	220,000	237,841
California Municipal Finance Authority Wildomar Family Housing LP Series Bøø	3.05	12-1-2064	2,300,000	2,313,266
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	5.70	6-1-2034	750,000	776,459
California Statewide CDA CHF - Irvine LLC	5.00	5-15-2032	1,250,000	1,264,547
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2026	1,605,000	1,626,520
California Statewide CDA CHF - Irvine LLC (BAM Insured)	5.00	5-15-2033	1,000,000	1,092,182
California Statewide CDA Lancer Educational Housing LLC Series A144A	3.00	6-1-2029	485,000	469,237
City of San Jose Series A-2øø	3.00	3-1-2030	2,500,000	2,518,949
Compton PFA144A	4.00	9-1-2027	850,000	850,104
El Centro Financing Authority Series B	4.00	10-1-2026	140,000	142,331
El Centro Financing Authority Series B	4.00	10-1-2027	365,000	373,686
El Centro Financing Authority Series B	4.00	10-1-2028	255,000	263,433
El Centro Financing Authority Series B	4.00	10-1-2029	265,000	276,130
El Centro Financing Authority Series B	4.00	10-1-2030	275,000	288,286
El Centro Financing Authority Series B	4.00	10-1-2031	285,000	298,648
FHLMC Multifamily VRD Certificates Series M-057	2.40	10-15-2029	5,910,000	5,682,777
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2032	820,000	946,893
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2033	500,000	581,440
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2034	500,000	585,859
Lancaster Financing Authority Series A (BAM Insured)	5.00	5-1-2035	530,000	613,423
Los Angeles County Public Works Financing Authority Series D	5.00	12-1-2027	1,605,000	1,611,381
Sacramento County Housing Authority Series C (FNMA Insured, FNMA LIQ)ø	1.55	7-15-2029	245,000	245,000
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
San Diego Housing Authority, Inc. Bernardo Family Housing LP Series Bøø	5.00%	5-1-2057	$1,500,000	$1,527,048
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6010 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	2.91	12-18-2053	3,500,000	3,500,000
				52,984,512
Industrial development revenue: 0.62%
California Statewide CDA Southern California Edison Co. Series C	4.50	11-1-2033	2,000,000	2,083,946
Miscellaneous revenue: 7.89%
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2029	630,000	679,478
California Housing Finance Agency City & County of San Francisco Series N	5.00	4-1-2031	730,000	810,503
California Municipal Finance Authority San Bernardino Municipal Water Department (BAM Insured)	5.00	8-1-2031	1,455,000	1,484,152
California Statewide CDA Series 2021A	4.00	9-2-2027	390,000	392,882
California Statewide CDA Series 2021A	4.00	9-2-2028	260,000	262,977
City of Irvine Assessment District No. 21-1	4.00	9-2-2029	1,220,000	1,280,644
City of Irvine Assessment District No. 21-1 (BAM Insured)	4.00	9-2-2033	270,000	281,771
City of Irvine Reassessment District No. 25-1 (AG Insured)	5.00	9-2-2031	400,000	454,942
City of Irvine Reassessment District No. 25-1 (AG Insured)	5.00	9-2-2032	500,000	574,075
City of Los Angeles	5.00	6-25-2026	3,000,000	3,057,635
County of Santa Barbara Series B AMT COP	5.00	12-1-2029	600,000	638,875
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2028	500,000	512,959
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AG Insured)144A	4.00	6-1-2030	550,000	572,652
Irvine Ranch Water District COP	5.00	3-1-2030	2,215,000	2,265,918
Lassen Municipal Utility District COP	4.00	5-1-2029	485,000	496,877
Lassen Municipal Utility District COP	4.00	5-1-2030	505,000	517,865
Lassen Municipal Utility District COP	4.00	5-1-2031	525,000	537,234
Lassen Municipal Utility District COP	4.00	5-1-2032	550,000	557,555
Lassen Municipal Utility District COP	4.00	5-1-2033	570,000	575,077
Lassen Municipal Utility District COP	4.00	5-1-2034	595,000	600,201
Mizuho Floater/Residual Trust Series 2025-MIZ9221 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ)144Aøø	3.10	12-29-2027	4,815,000	4,815,000
Mountain House PFA Community Services District Series A	5.00	12-1-2029	520,000	560,646
Mountain House PFA Community Services District Series A	5.00	12-1-2030	710,000	763,021
Mountain House PFA Community Services District Series A	5.00	12-1-2031	745,000	795,426
Southern California Public Power Authority Anaheim Electric System Revenue Series Bøø	3.70	7-1-2040	3,000,000	3,011,465
				26,499,830
Resource recovery revenue: 0.30%
California Municipal Finance Authority Waste Management, Inc. Series B AMTøø	3.38	9-1-2050	1,000,000	993,812
See accompanying notes to portfolio of investments
6 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 9.42%
California Statewide CDA Community Facilities District No. 2015-01 Area No. 2	5.00%	9-1-2027	$145,000	$149,149
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series A	5.00	8-1-2026	585,000	595,752
Cathedral City Redevelopment Successor Agency Merged Redevelopment Area Series B	5.00	8-1-2026	810,000	825,089
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2027	580,000	596,070
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2029	500,000	527,815
Cathedral City Redevelopment Successor Agency Merged Redevelopment Project Series C (BAM Insured)	4.00	8-1-2031	600,000	640,543
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2032	350,000	354,796
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2033	865,000	871,490
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2034	700,000	701,508
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2032	955,000	967,939
City & County of San Francisco Infrastructure & Revitalization Financing District No. 1 Facilities Series A144A	5.00	9-1-2027	210,000	218,569
City of Fontana Community Facilities District No. 90	4.00	9-1-2026	110,000	110,712
City of Fontana Community Facilities District No. 90	4.00	9-1-2027	125,000	126,918
City of Fontana Community Facilities District No. 90	4.00	9-1-2028	255,000	260,757
City of Fontana Community Facilities District No. 90	4.00	9-1-2030	140,000	144,982
City of Fontana Community Facilities District No. 90	4.00	9-1-2032	300,000	308,884
City of Roseville Fiddyment Ranch Community Facilities District No. 1 Series A	5.00	9-1-2029	1,595,000	1,653,921
City of Sacramento Transient Occupancy Tax Revenue Series A	5.00	6-1-2027	575,000	598,877
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2032	635,000	725,189
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2033	650,000	748,873
City of San Clemente Community Facilities District No. 2006-1 (BAM Insured)	5.00	9-1-2034	600,000	696,277
City of San Diego Community Facilities District No. 2	4.00	9-1-2030	435,000	455,116
Hollister Redevelopment Successor Agency Community Development Project (BAM Insured)	5.00	10-1-2026	700,000	701,420
Jurupa PFA (AG Insured)	5.00	9-1-2033	1,400,000	1,642,564
Jurupa PFA (AG Insured)	5.00	9-1-2034	1,300,000	1,534,670
Lake Elsinore Facilities Financing Authority Successor Agency Series A (AG Insured)	5.00	9-1-2034	1,650,000	1,927,448
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AG Insured)	5.00	8-1-2029	400,000	408,451
Mountain House Community Facilities District No. 2024-1 Improvement Area No. 1	4.25	9-1-2035	400,000	400,536
Oakdale Community Redevelopment Agency Series A (AG Insured)	5.00	6-1-2027	350,000	362,596
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 7

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
Richmond County Redevelopment Successor Agency Series A (BAM Insured)	4.00%	9-1-2027	$1,150,000	$1,175,866
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2026	130,000	132,719
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2027	225,000	235,043
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2028	200,000	213,384
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2029	200,000	217,838
River Islands PFA Community Facilities District No. 2003-1 Area No. 1 Series A-1 (AG Insured)	5.00	9-1-2030	325,000	360,595
River Islands PFA Community Facilities District No. 2021-1	4.00	9-1-2030	200,000	201,067
River Islands PFA Community Facilities District No. 2021-1	4.00	9-1-2031	500,000	502,139
Roseville Finance Authority Series A	5.00	9-1-2029	300,000	315,406
San Francisco Bay Area Rapid Transit District Sales Tax Revenue	2.25	7-1-2031	5,205,000	4,950,651
Temescal Valley Water District PFA (AG Insured)	5.00	9-1-2033	550,000	636,194
Temescal Valley Water District PFA (AG Insured)	5.00	9-1-2034	500,000	582,363
Tender Option Bond Trust Receipts/Certificates Series 2023-XG0484 (BAM Insured) (Royal Bank of Canada LIQ)144Aø	2.95	9-1-2049	1,900,000	1,900,000
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2028	425,000	438,405
Transbay Joint Powers Authority Redevelopment Project Tax Increment Revenue Series A	5.00	10-1-2029	500,000	531,291
				31,649,872
Tobacco revenue: 0.93%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2030	450,000	482,671
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2031	550,000	586,516
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series A	5.00	6-1-2032	300,000	317,794
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2029	950,000	1,015,563
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2030	200,000	216,318
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2031	225,000	243,395
California County Tobacco Securitization Agency Sonoma County Securitization Corp. Series A	5.00	6-1-2032	250,000	268,471
				3,130,728
Transportation revenue: 0.71%
Bay Area Toll Authority Series E (SIFMA Municipal Swap+0.41%)±	3.30	4-1-2056	1,500,000	1,451,216
San Joaquin Hills Transportation Corridor Agency Series A	5.00	1-15-2030	865,000	944,645
				2,395,861
See accompanying notes to portfolio of investments
8 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 16.99%
California Community Choice Financing Authority Clean Energy Project Series Aøø	4.00%	10-1-2052	$11,650,000	$11,916,349
California Community Choice Financing Authority Clean Energy Project Series Cøø	5.00	12-1-2055	2,000,000	2,146,640
California Community Choice Financing Authority Series 2024Høø	5.00	1-1-2056	2,000,000	2,231,262
California Community Choice Financing Authority Series A-1	4.00	2-1-2027	2,290,000	2,317,065
California Community Choice Financing Authority Series A-1	4.00	2-1-2028	2,810,000	2,865,022
California Community Choice Financing Authority Series A-1øø	5.00	12-1-2053	6,000,000	6,386,859
California Community Choice Financing Authority Series B-2 (SIFMA Municipal Swap+0.45%)±	3.34	2-1-2052	7,000,000	6,590,477
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	6,000,000	6,401,473
California Community Choice Financing Authority Series Føø	5.50	10-1-2054	4,935,000	5,404,199
California Statewide CDA Southern California Edison Co. Series A	1.75	9-1-2029	1,500,000	1,406,654
City of Vernon Electric System Revenue Series 2022-A	5.00	8-1-2026	600,000	610,744
Los Angeles Department of Water & Power System Revenue Series A	5.00	7-1-2028	1,000,000	1,052,917
Los Angeles Department of Water & Power System Revenue Series B	5.00	7-1-2030	4,000,000	4,426,283
Southern California Public Power Authority Magnolia Power Project	5.00	7-1-2033	1,230,000	1,336,445
Tender Option Bond Trust Receipts/Certificates Series 2023-ZF3207 (Morgan Stanley Bank LIQ)144Aø	3.14	2-1-2054	2,000,000	2,000,000
				57,092,389
Water & sewer revenue: 4.41%
California PCFA Channelside Water Resources LP AMT144A	5.00	7-1-2031	2,885,000	3,108,635
Los Angeles Department of Water & Power Water System Revenue Series A	5.00	1-1-2030	3,000,000	3,261,334
Los Angeles Department of Water & Power Water System Revenue Series B	5.00	7-1-2034	1,500,000	1,721,438
Lower Tule River Irrigation District Series A	5.00	8-1-2027	680,000	707,337
Lower Tule River Irrigation District Series A	5.00	8-1-2031	700,000	771,430
Middle Fork Project Finance Authority	5.00	4-1-2029	3,525,000	3,728,268
San Diego Public Facilities Financing Authority Water Utility Revenue Series B	5.00	8-1-2030	1,500,000	1,530,563
				14,829,005
				316,069,887
Guam: 1.18%
Utilities revenue: 0.53%
Guam Power Authority Series A	5.00	10-1-2031	750,000	827,336
Guam Power Authority Series A	5.00	10-1-2032	850,000	943,758
				1,771,094
Water & sewer revenue: 0.65%
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2026	350,000	354,874
Guam Government Waterworks Authority Water & Wastewater System Series A	5.00	7-1-2027	300,000	310,278
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 9

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue(continued)
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00%	7-1-2026	$500,000	$506,963
Guam Government Waterworks Authority Water & Wastewater System Series B	5.00	7-1-2027	1,000,000	1,034,259
				2,206,374
				3,977,468
Illinois: 0.20%
Housing revenue: 0.20%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B	5.00	12-15-2025	650,000	652,427
New York: 1.67%
Airport revenue: 0.13%
New York Transportation Development Corp. JFK International Air Terminal LLC Series A AMT	5.00	12-1-2032	400,000	426,782
Industrial development revenue: 1.54%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2029	5,000,000	5,174,411
				5,601,193
Texas: 0.73%
Industrial development revenue: 0.73%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.00	7-1-2029	2,460,000	2,460,659
Total municipal obligations (Cost $332,164,746)				331,725,545

		Yield	Shares
Short-term investments: 0.08%
Investment companies: 0.08%
Allspring Government Money Market Fund Select Class♠∞		4.07	277,414	277,414
Total short-term investments (Cost $277,414)				277,414
Total investments in securities (Cost $332,442,160)	98.80%			332,002,959
Other assets and liabilities, net	1.20			4,024,022
Total net assets	100.00%			$336,026,981

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
10 | Allspring California Limited-Term Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,306,068	$30,188,661	$(33,217,315)	$0	$0	$277,414	277,414	$15,854
See accompanying notes to portfolio of investments
Allspring California Limited-Term Tax-Free Fund | 11

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$331,725,545	$0	$331,725,545
Short-term investments
Investment companies	277,414	0	0	277,414
Total assets	$277,414	$331,725,545	$0	$332,002,959
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
12 | Allspring California Limited-Term Tax-Free Fund